Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ (116)	£ (83)
Property, plant and equipment	(809)	(116)
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(312)	(374)
Acquisition of subsidiary (Note 27)	329
Additions	513	81
Disposals	23	143
Revaluation	6
Property, plant and equipment	(1,125)	(312)
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(196)	(291)
Charge for the year	(140)	(48)
Disposals	19	143
Revaluation	1
Property, plant and equipment	(316)	(196)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	(2)
Property, plant and equipment	(309)	0
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9)	(9)
Acquisition of subsidiary (Note 27)	0
Additions	340	0
Disposals	(9)	0
Revaluation	0
Property, plant and equipment	(340)	(9)
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9)	(7)
Charge for the year	(31)	(2)
Disposals	9	0
Revaluation	0
Property, plant and equipment	(31)	(9)
Laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2)	(2)
Property, plant and equipment	(263)	(2)
Laboratory equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(19)	(137)
Acquisition of subsidiary (Note 27)	280
Additions	0	0
Disposals		(118)
Revaluation	0
Property, plant and equipment	(299)	(19)
Laboratory equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(17)	(135)
Charge for the year	(19)	0
Disposals	0	118
Revaluation	0
Property, plant and equipment	(36)	(17)
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(114)	(79)
Property, plant and equipment	(237)	(114)
Office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(284)	(228)
Acquisition of subsidiary (Note 27)	49
Additions	173	81
Disposals	(14)	(25)
Revaluation	6
Property, plant and equipment	(486)	(284)
Office equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(170)	(149)
Charge for the year	(90)	(46)
Disposals	10	25
Revaluation	1
Property, plant and equipment	£ (249)	£ (170)